Virtus KAR Emerging Markets Small-Cap Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 30, 2021 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated February 1, 2021, each as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the Fund’s expenses. This change is described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.34%	0.31%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.82%	2.55%	1.52%	1.42%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.02)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.80%	2.54%	1.51%	1.41%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.79% for Class A Shares, 2.53% for Class C Shares, 1.50% for Class I Shares and 1.40% for Class R6 Shares through January 31, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$723	$ 1,089	$1,479	$2,568
Class C	Sold	$357	$793	$1,355	$2,884
	Held	$257	$793	$1,355	$2,884
Class I	Sold or Held	$154	$479	$828	$1,812
Class R6	Sold or Held	$144	$448	$775	$1,701

In the first table in the section “More Information About Fund Expenses” on page 93 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Emerging Markets Small-Cap Fund**	1.79%	2.53%	N/A	1.50%	1.40%
**	Contractual through January 31, 2023.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/KAREMSCNewExpCaps (11/21)

Virtus Newfleet Multi-Sector Short Term Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 30, 2021 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated February 1, 2021, each as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the Fund’s expenses. The changes are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class C1	Class I	Class R6
Management Fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.50%	1.00%	None	None
Other Expenses	0.26%	0.24%	0.24%	0.25%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	0.99%	1.22%	1.72%	0.73%	0.66%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.08)%	(0.05)%	(0.05)%	(0.07)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	0.91%	1.17%	1.67%	0.66%	0.53%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.90% for Class A Shares, 1.16% for Class C Shares, 1.66% for Class C1 Shares, 0.65% for Class I Shares and 0.52% for Class R6 Shares through January 31, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$316	$525	$752	$1,404
Class C	Sold or Held	$119	$382	$666	$1,473
Class C1	Sold	$270	$537	$929	$2,026
	Held	$170	$537	$929	$2,026
Class I	Sold or Held	$67	$226	$399	$900
Class R6	Sold or Held	$54	$206	$362	$818

In the first table in the section “More Information About Fund Expenses” on page 93 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Multi-Sector Short Term Bond Fund**	0.90%	1.16%	1.66%	0.65%	0.52%
**	Contractual through January 31, 2023.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NewfleetMSSTB NewExpCaps (11/21)

Virtus Newfleet Tax-Exempt Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 30, 2021 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated February 1, 2021, each as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the Fund’s expenses. The changes are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.31%	0.29%	0.33%
Total Annual Fund Operating Expenses	1.01%	1.74%	0.78%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.18)%	(0.16)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.83%	1.58%	0.58%
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.83% for Class A Shares, 1.58% for Class C Shares and 0.58% for Class I Shares through January 31, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$357	$570	$800	$1,461
Class C	Sold	$261	$532	$929	$2,038
	Held	$161	$532	$929	$2,038
Class I	Sold or Held	$59	$229	$414	$947

In the first table in the section “More Information About Fund Expenses” on page 93 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Newfleet Tax-Exempt Bond Fund**	0.83%	1.58%	N/A	0.58%	N/A
**	Contractual through January 31, 2023.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NewfleetTEB NewExpCaps (11/21)

Virtus KAR Emerging Markets Small-Cap Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet Tax-Exempt Bond Fund (each a “Fund,” and together the “Funds”),

each a series of Virtus Opportunities Trust

Supplement dated November 30, 2021 to the Statement of

Additional Information (“SAI”) dated February 1 2021, as supplemented

Important Notice to Investors

Effective December 1, 2021, the Funds’ investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the Fund’s expenses. Additionally, VIA will implement a new Investment Advisory Agreement to reduce the management fee applicable to the Virtus Newfleet High Yield Fund. These changes are described in more detail below.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” of the Fund’s SAI, the rows in the second table on page 90 corresponding to the Funds will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
EM Small-Cap Fund	1.79%	2.53%	N/A	1.50%	1.40%	January 31, 2023
Multi-Sector Short Term Bond Fund	0.90%	1.16%	1.66%	0.65%	0.52%	January 31, 2023
Tax-Exempt Bond Fund	0.83%	1.58%	N/A	0.58%	N/A	January 31, 2023

Investors should retain this supplement with the SAI for future reference.

VOT 8020B EMSC/MSSTB/TEB NewExpCaps (11/21)